Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of income tax reconciliation

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2024	2023	2024	2023
Income before income taxes		2,735	2,720	4,870	5,016
Income taxes at statutory rate (34%)		(930)	(925)	(1,656)	(1,705)
Adjustments that affect the taxes basis:
Tax incentives		298	497	767	902
Equity results		4	33	(3)	3
Reduction of tax loss carryforward		369	(172)	213	(243)
Reversal of deferred income tax related to Renova Foundation	24	-	(1,078)	-	(1,078)
Reclassification of cumulative adjustments to the income statement		(4)	-	(22)	-
Gain on divestment in PTVI	15(a)	358	-	358	-
Other		(61)	(147)	(71)	(89)
Income taxes		34	(1,792)	(414)	(2,210)
Current tax		(639)	(404)	(1,373)	(622)
Deferred tax		673	(1,388)	959	(1,588)
Income taxes		34	(1,792)	(414)	(2,210)

Schedule of deferred income tax assets and liabilities

	Assets	Liabilities	Deferred taxes, net
Balance as of December 31, 2023	9,565	870	8,695
Effect in income statement	875	(96)	971
Incorporation	(2)	(2)	-
Other comprehensive income	602	15	587
Transfer between assets and liabilities	50	50	-
Translation adjustment	(1,159)	(31)	(1,128)
Balance as of June 30, 2024	9,931	806	9,125

Balance as of December 31, 2022	10,770	1,413	9,357
Effect in income statement	(1,620)	(32)	(1,588)
Other comprehensive income	(30)	(2)	(28)
Translation adjustment	784	32	752
Balance as of June 30, 2023	9,904	1,411	8,493

Schedule of income taxes - Settlement program

	June 30, 2024	December 31, 2023
Current liabilities	383	428
Non-current liabilities	1,284	1,723
REFIS liabilities	1,667	2,151

SELIC rate	10.50%	11.75%

Schedule of uncertain tax positions

	June 30, 2024			December 31, 2023
	Assessed (i)	Potential (ii)	Total	Assessed (i)	Potential (ii)	Total
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	1,967	2,610	4,577	2,144	3,010	5,154
Expenses of interest on capital	1,361	-	1,361	1,511	-	1,511
Proceeding related to income tax paid abroad	461	-	461	512	-	512
Goodwill amortization	696	117	813	606	190	796
Payments to Renova Foundation	150	467	617	167	536	703
Other	347	-	347	468	-	468
	4,982	3,194	8,176	5,408	3,736	9,144

UTPs recorded on statement of financial position
Deduction of CSLL in Brazil	165	-	165	183	-	183
	165	-	165	183	-	183

(i) Includes the tax effects arising from the reduction of the tax losses and negative basis of the CSLL without fines and interest.

(ii) Includes the principal, without fines and interest.

(iii) Based on the assessment of its internal and external legal advisors, the Company believes that the tax treatment adopted for these matters will be accepted in decisions of the higher courts on last instance.

Schedule of recoverable and taxes payables

	Consolidated
	Current assets		Non-current assets		Current liabilities
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Value-added tax ("ICMS")	212	232	2	5	36	25
Brazilian federal contributions ("PIS" and "COFINS")	244	355	981	1,010	4	615
Income taxes	195	302	346	358	1,031	429
Financial compensation for the exploration of mineral resources ("CFEM")	-	-	-	-	71	93
Other	8	11	-	1	100	152
Total	659	900	1,329	1,374	1,242	1,314